SNYDER STRYPES TRUST

                                FINANCIAL REPORT

                               DECEMBER 31, 1997


                                    CONTENTS

ACCOUNTANTS' REPORT...........................................................1

FINANCIAL STATEMENTS:

         Statement of assets and liabilities..................................2

         Schedule of investments..............................................3

         Statement of operations..............................................4

         Statement of changes in net assets...................................5

         Notes to financial statements......................................6-8

         Financial highlights.................................................9

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Snyder STRYPES Trust:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Snyder STRYPES Trust as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period September 24, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Snyder STRYPES Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period September 24, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP
Princeton, New Jersey
June 23, 1998


                                                          7
SNYDER STRYPES TRUST

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS

  Investments, at value (amortized cost $128,700,137) (Notes 2, 4, and 8)                                               $175,935,952

  Cash                                                                                                                         7,829

                   Total Assets                                                                                          175,943,781

                   Net Assets                                                                                           $175,943,781

COMPOSITION OF NET ASSETS

Structured Yield Product Exchangeable for Stock ("STRYPES"), no par value;                                              $128,348,221
  5,175,000 shares issued and outstanding (Note 9)

Unrealized appreciation of investments                                                                                    47,235,815

Undistributed net investment income                                                                                          359,745

                   Net Assets                                                                                           $175,943,781

                   Net Asset value per STRYPES                                                                   $             34.00
                                                                                                                 ========      =====

See Notes to Financial Statements.

SNYDER STRYPES TRUST

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                                Par             Maturity           Market             Amortized
Securities Description                                         Value              Date              Value                Cost
UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                                  $2,170,000         2/15/98           $2,155,266         $ 2,155,403
  United States Treasury Strips                                   2,170,000         5/15/98            2,127,316           2,126,516
  United States Treasury Strips                                   2,170,000         8/15/98            2,097,131           2,096,725
  United States Treasury Strips                                   2,170,000        11/15/98            2,068,748           2,067,091
  United States Treasury Strips                                   2,170,000         2/15/99            2,038,889           2,037,215
  United States Treasury Strips                                   2,170,000         5/15/99            2,010,418           2,007,405
  United States Treasury Strips                                   2,170,000         8/15/99            1,982,295           1,978,827
  United States Treasury Strips                                   2,170,000        11/15/99            1,954,693           1,948,116
  United States Treasury Strips                                   2,170,000         2/15/00            1,927,285           1,920,090
  United States Treasury Strips                                   2,170,000         5/15/00            1,901,397           1,892,312
  United States Treasury Strips                                   2,170,000         8/15/00            1,872,928           1,863,700
  United States Treasury Strips                                   2,170,000        11/15/00            1,847,538           1,835,791
                                                         --       ---------                  --        ---------  ---      ---------
                                                                $26,040,000                          $23,983,904          23,929,191
                                                                ===========                          ===========          ==========
FORWARD PURCHASE CONTRACT:
Snyder Communications, Inc. Common
Stock Forward Purchase Agreement                                                   11/15/00          151,952,048         104,770,946
                                                                                                     -----------         -----------
                  Total                                                                             $175,935,952        $128,700,137
                                                                                                    ============        ============


See Notes to Financial Statements.


SNYDER STRYPES TRUST

STATEMENT OF OPERATIONS
For the period from September 24, 1997 (commencement of operations) to December 31, 1997

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                                 $368,976

EXPENSES:

         Administrative fees and expenses                      $  9,909
         Legal fees                                               7,324
         Accounting fees                                          7,668
         Mailing expense                                          3,877
         Trustees fees                                            3,102
         Other expenses                                           3,382
                                                                -------

                  Total fees and expenses                        35,262

 EXPENSE REIMBURSEMENT (Note 7)                                (35,262)

                  Total expenses - net                                                                   -
                                                                                                   ----------
                          Net investment income                                                       368,976

                           Net change in unrealized appreciation of investments                    47,235,815
                                                                                                   ----------

                           Net increase in net assets resulting from operations                   $47,604,791
                                                                                                  ===========

See Notes to Financial Statements.

SNYDER STRYPES TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the period from September 24, 1997 (commencement of operations) to December 31, 1997

OPERATIONS                                                                                             $    368,976
   Net investment income                                                                                 47,235,815
   Unrealized appreciation of investments
--------------------------------------------------------------------------- ----------------------------------------

                  Net increase in net assets from operations                                             47,604,791
                                                                                                         ----------

   DISTRIBUTIONS:
      Net investment income                                                                                 (9,231)
      Return of capital                                                                                 (1,220,866)
--------------------------------------------------------------------------- ----------------------------------------

                  Net decrease in net assets from distributions                                         (1,230,097)
--------------------------------------------------------------------------- ----------------------------------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS:                                                133,579,610
   Gross proceeds from the sale of 5,174,997 STRYPES
   Less:                                                                                                (4,010,623)
      Selling commissions
--------------------------------------------------------------------------- ----------------------------------------

                  Net increase in net assets from capital shares                                        129,568,987
transactions
--------------------------------------------------------------------------- ----------------------------------------

                  Total increase in net assets for the period                                           175,943,681

                  Net assets, beginning of period                                                               100
--------------------------------------------------------------------------- ----------------------------------------

                  Net assets, end of period                                                          $  175,943,781

See Notes to Financial Statements.

SNYDER STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

Snyder STRYPES Trust ("Trust") was established on August 5, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Snyder Communications, Inc. ("Snyder") with certain existing shareholders of Snyder ("Contracting Stockholders"). The shares are deliverable pursuant to the contract on November 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2. Significant Accounting Policies

The following is a summary of the significant  accounting  policies followed by
the  Trust,  which  are  in  conformity  with  generally  accepted   accounting
principles:

Valuation of Investments

The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

Investment Transactions

Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Distributions

STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.6778 per annum or $0.41945 per quarter (except for the first distribution on November 15, 1997 which was $0.2377).

Note 4. Purchases and Sales of Investments

Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1997 totaled $24,789,215 and $1,229,000, respectively. There were no sales of such investments during the period. Purchase of the forward purchase contract during the period totaled $104,770,946.

Note 5. Trustees Fees

Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of December 31, 1997, the Trust had expensed $3,102 of such fees.

Note 6. Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of December 31, 1997, net unrealized appreciation of investments aggregated $47,235,815, consisting of gross unrealized appreciation of $47,235,952 and gross unrealized depreciation of $137. The amortized cost of investment securities for Federal income tax purposes was $128,700,137 at December 31, 1997.

Note 7. Expenses

The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations are $818,061. Of this amount, $395,000 represents offering expenses ($385,000) and organizational expenses ($10,000) incurred by the Trust. At December 31, 1997, the Administrator had paid $186,725 relating to such expenses. The remaining amount of $423,061 represents estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Contracting Stockholders. Expenses incurred in excess of this amount will be paid by the Contracting Stockholders.

Cash received by the Administrator from the Contracting Stockholders of $423,061 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1997, $132,629 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

Note 8. Forward Purchase Contracts

On September 18, 1997, the Trust entered into a forward purchase contract with certain existing shareholders of Snyder (the "Contracting Stockholders") and paid to the Contracting Stockholders $104,770,946 in connection therewith. Pursuant to such contract, the Contracting Stockholders are obligated to deliver to the Trust a specified number of shares of common stock on November 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 0.8333% and
1.00 shares of common stock. See the Trust's original prospectus dated September 18, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at December 31, 1997 is as follows:


                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation
--------------------------------------------- ----------------- ------------------ ------------------ ------------------
Snyder Communications, Inc. Common
Stock Forward Purchase Agreement              11/15/00          $104,770,946       $151,952,048       $47,181,102
============================================= ================= ================== ================== ==================


The Sellers' obligations under the forward purchase contract are collateralized by shares of Snyder common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1997, the Custodian held 5,175,000 shares with an aggregate value of $188,887,500.

Note 9. Capital Share Transactions

On September 12, 1997 one STRYPES was sold to one of the underwriters of the STRYPES for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into three STRYPES. During the offering period, the Trust sold 5,174,997 STRYPES to the public and received net proceeds of $129,568,987 ($133,579,610 less sales commission of $4,010,623). As of December 31, 1997, there were 5,175,000 STRYPES issued and outstanding with an aggregate cost, net of sales commission, and return of capital, of $128,348,221.


SNYDER STRYPES TRUST

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                            September 24, 1997
                                                                                             (Commencement of
                                                                                              Operations) to
                                                                                            December 31, 1997
                                                                                           ---------------------
Per Share Operating Performance (for a STRYPE outstanding throughout the period)
Investment income                                                                               $    0.07
Expenses                                                                                             0.00
                                                                                           ---------------------
Investment income - net                                                                              0.07
Distribution from income                                                                             0.00
Return of capital                                                                                   (0.24)
Unrealized gain on investments                                                                       9.13
                                                                                           ---------------------
Net increase in net asset value                                                                      8.96

Beginning net asset value                                                                           25.04
                                                                                           ---------------------
Ending net asset value                                                                          $   34.00
                                                                                           =====================
Ending market value                                                                             $   34.00
                                                                                           =====================

Total investment return based on market value                                                       32.75%
Ratios/Supplemental data
   Ratio of expenses to average net assets
            Before reimbursement (1)                                                                 0.09%
            After reimbursement (1)                                                                  0.00%
   Ratio of net investments income to average net assets
            Before reimbursement (1)                                                                  0.80%
            After reimbursement (1)                                                                   0.89%
Net assets, end of period (in thousands)                                                      $   175,944

(1) Annualized